Note 4 - Acquisitions - Acquisitions Details (Details) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash consideration, cash acquired	$ 7,278	$ 122,964
Cash consideration, cash acquired	$ 7,278	$ 122,964